Other Assets (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Summary of Other Assets

Other assets are composed of the following:

Current	September 30, 2025	December 31, 2024
Money held in escrow and guarantees due to: (i)	4,347	6,966
-Banks requirements	3,034	3,869
-Processors and others requirements	1,305	2,974
-Credit card requirements	8	123
Rental guarantees	298	220
Other financial asset measured at FVPL (ii)	25,683	11,619
Total Current Other assets	30,328	18,805
Non current
Other financial asset measured at FVPL	3,383	4,695
Total Non-current Other assets	3,383	4,695

(i)
Includes own funds and investments held in escrow and guarantees required by processors, credit cards and merchants. Amounts held in escrow also include funds held in a pledge account to collateralize overdrafts and pre-settlements agreements with a bank. It also includes guarantees issued to processors and credit cards institutions. These agreements have short-term maturities.

(ii)
In December 2024 and in June 2025, dLocal entered into short-term credit facility agreements with Aza finance, a fintech company specializing in cross-border payments and foreign exchange solutions in Africa, as a working capital facility at 7% and 15% annual interest rates. The first credit facility was amended, extending the maturity date to September 30, 2025, and both subsequently to November 30, 2025, the total principal outstanding credit facility balance in September 2025 was USD 22,500 and accrued interest was USD 1,099. These agreements encompass a call option that grants dLocal the right to acquire designated entities or groups of assets from the borrower group. In July 2025, Aza Finance became the subject of a third-party complaint that is resulting in us pursuing a restructured deal focused on the assets/entities most relevant to dLocal. The exercise of the call option is strictly subject to satisfactory conclusion of the third-party claim and prior approval by relevant regulatory authorities to the extent that entities are acquired in certain jurisdictions. The call option may be exercised until the date which is 10 business days after the repayment of the credit facility in full. To mitigate credit risk, the borrower has pledged guarantees. As of September 30, 2025, dLocal maintained no potential voting rights or significant influence over Aza finance. These instruments are classified and measured at fair value through profit or loss (FVPL) in accordance with IFRS 9. The recoverability of these assets is reassessed on a recurring basis.